Long-term Customer Financing and Sales Of Receivables (Credit Quality Of Customer Financing Receivables And Allowance For Credit Losses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total Long-term Receivable	$ 27	$ 73
Current Billed Due	10	0
Past Due Under 90 Days	2	2
Past Due Over 90 Days	10	4
Municipal Leases Secured Tax Exempt
Debt Instrument [Line Items]
Total Long-term Receivable	1	23
Current Billed Due	0	0
Past Due Under 90 Days	0	0
Past Due Over 90 Days	0	0
Commercial Loans And Leases Secured
Debt Instrument [Line Items]
Total Long-term Receivable	26	50
Current Billed Due	10	0
Past Due Under 90 Days	2	2
Past Due Over 90 Days	$ 10	$ 4